Last Updated 12/6/99 U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549

 FORM F-3/a
 Annual Notice of Securities Sold Pursuant to Rule NT 10-K/A
 Read Instructions at end of Form before preparing Form. Please print or type.


1.      Name and address of issuer:     Kelmoore Strategic Trust
                                        2471 E. Bayshore Road, Suite 501
                                        Palo Alto, CA 94303


2. Name of each series or class of funds for which this notice is filed
        (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


3. Investment Company Act File Number:   811-9165

Securities Act File Number:           333-69365


4(a). Last day of fiscal year for which this notice is filed:

  February 29, 2000


4(b). [ ]  Check box if this notice is being filed late (i.e., more than
                90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.  CALCULATION OF REGISTRATION FEE:
(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f) $ 152,366,985

(ii)    Aggregate price of shares redeemed or repurchased during the
        fiscal year:           $ 8,752,279

(iii) Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11,1995 that were not previously used to reduce registration fees payable
        to the Commission:                   $ 0

(iv)    Total available redemption credits
        [add items 5(ii) and 5(iii)]:  $ 8,752,279

(v) Net Sales- if item 5(i) is greater than item 5(iv)
        [subtract item 5(iv) from item 5(i):    $ 143,614,706

(vi)    Redemption credits available for use in future
        years- if item 5(i) is less than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:             $ (0)

(vii)   Multiplier for determining registration fee
        (See Instruction C.9):    x  .000264

(viii)  Registration fee due [multiply Item 5(v) by item
        5(vii)] (enter "0" if no fee is due):     =$ 37,914.28



6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or units) deducted
here:     0        .
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
state that number here:          0     .


7. Interest due- if this Form is being filed more than 90 days after
the end of the issuer's fiscal year (see Instruction D):        +$ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 37,914.28


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
[x] Wire Transfer
[ ] Mail or other means.


 SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: (Signature and Title)*   /s/Tamara Beth Heiman
                                            Tamara Beth Heiman
                                            Secretary and Treasurer

Date:    May 17, 2000


* Please print the name and title of the signing officer below the signature.